COMMITMENTS AND CONTINGENT LIABILITIES - Summary of Guarantees (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 189	$ 182
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability		125	$ 100
Customer and Supplier Guarantee Bank Borrowings [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	[1]	22
Equity Affiliates Guarantee Bank Borrowings [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 167

[1]	Existing guarantees for select customers, as part of contractual agreements. The terms of the guarantees are equivalent to the terms of the customer loans that are primarily made to finance customer invoices. At December 31, 2020, all maximum future payments had terms less than a year.